SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 2,576,036	$ 2,576,036	$ 2,576,036
Accumulated amortization	(1,263,704)	(1,003,547)	(494,468)
Net balance	1,312,332	1,572,489	2,081,568
Lease liability, current portion	517,733	510,034	494,979
Lease liability, long-term	760,524	1,021,330	1,531,364
Total operating lease liabilities	1,278,257	1,531,364	2,026,343
Net balance	1,312,332	1,572,489	2,081,568
Total operating lease liabilities	$ 1,278,257	$ 1,531,364	$ 2,026,343